Unaudited Interim Condensed Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024 [1]	Jun. 30, 2025	Jun. 30, 2024 [2]
Statement of comprehensive income [abstract]
Net income (loss)	$ (23,736)	$ (25,270)	$ (41,863)	$ (19,627)
Actuarial gains and losses	(26)	86	31	59
Currency translation adjustment generated by the parent company	9,867	(1,594)	15,184	(3,858)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	9,842	(1,508)	15,215	(3,800)
Currency translation adjustment	(6,481)	759	(9,532)	2,470
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	(6,481)	759	(9,532)	2,470
Total other comprehensive income (loss)	3,361	(749)	5,683	(1,329)
Total Comprehensive income (loss)	(20,375)	(26,019)	(36,180)	(20,956)
Attributable to shareholders of Cellectis	$ (20,375)	$ (26,019)	$ (36,180)	$ (20,956)

[1]	Since December 31, 2024, the Group has presented currency translation adjustments generated by the parent company separately from other currency translation adjustments in the Statements of Comprehensive Income (Loss). Comparative amounts were reclassified for consistency.
[2]	Since December 31, 2024, the Group has presented currency translation adjustments generated by the parent company separately from other currency translation adjustments in the Statements of Comprehensive Income (Loss). Comparative amounts were reclassified for consistency.